Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to banks as rated internally by the Organization
Loans and advances to banks	R$ 32,253,205	R$ 94,845,534
Low risk
Loans and advances to banks as rated internally by the Organization
Loans and advances to banks	32,253,205	94,845,534
Medium risk
Loans and advances to banks as rated internally by the Organization
Loans and advances to banks	0	0
High risk
Loans and advances to banks as rated internally by the Organization
Loans and advances to banks	R$ 0	R$ 0